INTANGIBLE ASSET (Detail Narrative) - USD ($) shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible asset	$ 2,039,000	$ 2,039,000	$ 2,039,000
Represents information of Worldwide License Neo 1940.
Payments to acquire intangible assets	$ 1,500,000	$ 1,500,000
Number of common stock payable recorded	681	681
Amount of stock options exercise to develop product	$ 539,000	$ 539,000